Short-term Investments	12 Months Ended
Dec. 31, 2021
Short-term Investments [Abstract]
Short-term Investments

3. SHORT-TERM INVESTMENTS

Short-term investments consisted of the following:

	As of December 31,
	2020	2021
	US$	US$
Aggregate cost	766,295	2,764,244
Gross unrealized gain	—	142,100
Aggregate fair value	766,295	2,906,344